Contractholder Funds - Changes in Policyholder Account Balances (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in policyholder account balances
Policyholder account balance, beginning of period	$ 26,712.3
Policyholder account balance, end of period	25,684.4	$ 26,712.3
Retirement and Income Solutions
Changes in policyholder account balances
Policyholder account balance, beginning of period	19,764.4
Policyholder account balance, end of period	18,774.0	19,764.4
Retirement and Income Solutions | Workplace savings and retirement solutions
Changes in policyholder account balances
Policyholder account balance, beginning of period	12,154.7	10,996.2
Premiums and deposits	4,441.7	3,719.5
Policy charges	(31.6)	(28.5)
Surrenders, withdrawals and benefit payments	(4,356.6)	(2,866.7)
Net transfers from (to) separate account	264.8	164.6
Interest credited	280.2	194.3
Other	(31.7)	(24.7)
Policyholder account balance, end of period	$ 12,721.5	$ 12,154.7
Weighted-average crediting rate	2.54%	1.94%
Cash surrender value	$ 11,211.9	$ 10,341.7
Retirement and Income Solutions | Individual variable annuities
Changes in policyholder account balances
Policyholder account balance, beginning of period	381.4	380.9
Premiums and deposits	586.7	426.5
Surrenders, withdrawals and benefit payments	(1,123.0)	(843.2)
Net transfers from (to) separate account	659.3	406.6
Interest credited	9.8	10.6
Policyholder account balance, end of period	$ 514.2	$ 381.4
Weighted-average crediting rate	3.22%	2.79%
Cash surrender value	$ 512.6	$ 378.6
Retirement and Income Solutions | Individual fixed deferred annuities
Changes in policyholder account balances
Policyholder account balance, beginning of period	7,228.3	9,646.3
Premiums and deposits	36.8	35.9
Surrenders, withdrawals and benefit payments	(1,888.4)	(2,655.6)
Interest credited	161.6	201.7
Policyholder account balance, end of period	$ 5,538.3	$ 7,228.3
Weighted-average crediting rate	2.84%	2.63%
Cash surrender value	$ 5,434.4	$ 7,081.4
Benefits and Protection | Life Insurance | Universal life
Changes in policyholder account balances
Policyholder account balance, beginning of period	6,947.9	6,962.5
Premiums and deposits	1,260.5	1,267.2
Policy charges	(858.1)	(837.8)
Surrenders, withdrawals and benefit payments	(483.6)	(390.0)
Net transfers from (to) separate account	(197.7)	(301.5)
Interest credited	242.1	247.5
Other	(0.7)
Policyholder account balance, end of period	6,910.4	6,947.9
Reinsurance impact	(3,396.8)	(3,528.9)
Policyholder account balance at end of period after reinsurance	$ 3,513.6	$ 3,419.0
Weighted-average crediting rate	4.01%	3.35%
Net amount at risk	$ 86,671.0	$ 86,547.9
Cash surrender value	$ 5,953.0	$ 5,911.5